Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005520
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%	1.97%	1.81%
Without Sales Load [Member] | C000005521
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%	1.72%	1.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%	1.58%	1.63%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%	1.58%	1.63%